Fair Value Measurement	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

11.    FAIR VALUE MEASUREMENT

The carrying amounts of cash and cash equivalents, restricted cash, term deposits, short-term investments, accounts receivables, loans receivable, prepaid expenses and other current assets, accounts payable, short-term borrowings and accrued expenses and other current liabilities approximate their fair values due to the short-term maturities. The carrying amounts of long-term borrowings approximate their fair value as their interest rates are at the same level of current market yield for comparable loans.

Measured at fair value on a non-recurring basis

The Group’s goodwill and intangible assets are primarily acquired through business acquisitions. Purchase price allocation are measured at fair value on a non-recurring basis as of the acquisition dates. The Group measures its goodwill and intangible assets at fair value on a non-recurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value. Acquired intangible assets are measured using the income approach — discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group recorded nil and RMB1,504,525 impairment loss on goodwill, nil and RMB13,526 impairment loss on intangible assets for the years ended December 31, 2020 and 2021.

The Group measures ROU assets, property and equipment and other long-lived assets on a non-recurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. The fair value is determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate. The Group recorded RMB21,103, RMB4,667 and RMB13,385 impairment losses on its ROU assets, RMB9,476, RMB3,460 and RMB16,347 impairment losses on property and equipment for the years ended December 31, 2019, 2020 and 2021, respectively.

There is no transfer between different levels during the years ended December 31, 2020 and 2021.

Measured at fair value on a recurring basis

The Group measures share-based liabilities and warrant liabilities on a recurring basis. The fair value is determined using models with significant unobservable inputs (Level 3 inputs).